(6) Derivative Liabilities: Fair Value Inputs, Warrant Liability, Quantitative Information (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Fair Value Inputs, Warrant Liability, Quantitative Information

We determined that our derivative Warrant liability was a Level 3 fair value measurement.  The fair value as of July 29, 2012 (the extinguishment date) and December 31, 2011 required the data inputs listed in the table below:

	July 29, 2012	December 31, 2011
Exercise price	$1.50	$1.50
Term (years)	3.75	4.33
Risk-free interest rate	0.65%	0.833%
Estimated volatility	78%	79%
Dividend rate	-0-	-0-
Stock price	$1.18	$0.76